Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
June 30, 2021

Dates Covered
Collections Period	06/01/21 - 06/30/21
Interest Accrual Period	06/15/21 - 07/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/21	178,025,214.74	14,852
Yield Supplement Overcollateralization Amount 05/31/21	6,882,176.12	0
Receivables Balance 05/31/21	184,907,390.86	14,852
Principal Payments	11,259,796.73	395
Defaulted Receivables	74,348.98	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/21	6,262,190.90	0
Pool Balance at 06/30/21	167,311,054.25	14,453

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.70%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,263,823.91	77
Past Due 61-90 days	325,606.79	23
Past Due 91-120 days	25,298.70	1
Past Due 121+ days	0.00	0
Total	1,614,729.40	101

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.93%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	151,559.15
Aggregate Net Losses/(Gains) - June 2021	-77,210.17
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.50%
Prior Net Losses Ratio	-0.56%
Second Prior Net Losses Ratio	-0.06%
Third Prior Net Losses Ratio	0.20%
Four Month Average	-0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.00%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average APR	2.99%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	29.54

Flow of Funds	$ Amount
Collections	11,873,866.68
Investment Earnings on Cash Accounts	68.20
Servicing Fee	(154,089.49)
Transfer to Collection Account	0.00
Available Funds	11,719,845.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	357,152.66
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	2,542,741.60
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	583,758.57

Total Distributions of Available Funds	11,719,845.39
Servicing Fee	154,089.49
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 06/15/21	169,853,795.85
Principal Paid	10,714,160.49
Note Balance @ 07/15/21	159,139,635.36

Class A-1
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-3
Note Balance @ 06/15/21	73,613,795.85
Principal Paid	10,714,160.49
Note Balance @ 07/15/21	62,899,635.36
Note Factor @ 07/15/21	23.0570511%

Class A-4
Note Balance @ 06/15/21	71,720,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	71,720,000.00
Note Factor @ 07/15/21	100.0000000%

Class B
Note Balance @ 06/15/21	24,520,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	24,520,000.00
Note Factor @ 07/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	421,926.33
Total Principal Paid	10,714,160.49
Total Paid	11,136,086.82

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	176,059.66
Principal Paid	10,714,160.49
Total Paid to A-3 Holders	10,890,220.15

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5255422
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.3453247
Total Distribution Amount	13.8708669

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6453800
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.2747819
Total A-3 Distribution Amount	39.9201619

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	237.33
Noteholders' Principal Distributable Amount	762.67

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/21	2,042,854.72
Investment Earnings	43.82
Investment Earnings Paid	(43.82)
Deposit/(Withdrawal)	-
Balance as of 07/15/21	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$500,674.56	$387,878.05	$473,677.58
Number of Extensions	32	25	28
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.20%	0.23%